SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Share Capital

	US Dollars
Figures in millions	2022	2021	2020

Share capital
Authorised (1)
600,000,000 ordinary shares of 25 SA cents each	23	23	23

Issued and fully paid
418,600,473 (2021: 417,501,452; 2020: 416,890,087) ordinary shares of 25 SA cents each	17	17	17

Share premium
Balance at beginning of year	7,206	7,250	7,235
Ordinary shares issued - share premium	16	9	15
Preference shares redeemed(1)	—	(53)	—
	7,222	7,206	7,250
Less: held within the Group
Redeemable preference shares(1)			(53)
Balance at end of year	7,222	7,206	7,197
Share capital and premium	7,239	7,223	7,214
(1)     During December 2021 the A and B redeemable preference shares were redeemed and the preference share certificates cancelled.
All redeemable preference shares were removed from authorised share capital at the Annual General Meeting held on 16 May 2022.